                                           SUPPLEMENT DATED MARCH 3, 2008 TO THE
                                                   MARQUIS PORTFOLIOS PROSPECTUS
                                          DATED APRIL 30, 2007 (AS SUPPLEMENTED)


Effective February 29, 2008, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

UNDERLYING FUND FEES AND EXPENSES

The information below replaces the disclosure contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses" for those Underlying Funds listed in the table. The figures in the table are for the fiscal year ended October 31, 2007 and are expressed as a percentage of the Underlying Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for each Underlying Fund.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                         DISTRIBUTION                  TOTAL     CONTRACTUAL FEE    NET TOTAL
                                            AND/OR                     ANNUAL      WAIVER AND/OR      ANNUAL
                           MANAGEMENT       SERVICE       OTHER      OPERATING        EXPENSE       OPERATING
    UNDERLYING FUND:          FEE        (12B-1) FEES  EXPENSES(1)   EXPENSES     REIMBURSEMENT      EXPENSES
----------------------------------------------------------------------------------------------------------------

LEGG MASON
   PARTNERS VARIABLE
   EQUITY TRUST
Legg Mason
   Partners Variable
   Mid Cap Core
   Portfolio -- Class I      0.75%            --          0.17%        0.92%            --             0.92%
LEGG MASON
   PARTNERS VARIABLE
   INCOME TRUST
Legg Mason
   Partners Variable
   Adjustable Rate
   Income Portfolio          0.55%           0.25%        0.41%        1.21%            --             1.21%
Legg Mason
   Partners Variable
   High Income
   Portfolio                 0.60%            --          0.07%        0.67%            --             0.67%
Legg Mason
   Partners Variable
   Money Market
   Portfolio                 0.45%            --          0.04%        0.49%            --             0.49%

--------------------
(1) Other Expenses excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolios during the period.


                                                                   February 2008